SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Inventory
Raw materials	$94,566
Work in process	24,122
Finished goods	172,401
Total	$291,089

	Amount
	2014	2013
Raw materials	$90,934	$123,379
Finished goods	84,249	63,948
Packaging supplies	100,251	-
Inventory reserve	(9,476)	(9,476)
Total at December 31, 2014	265,959	177,851

Schedule of Intangible Assets and Goodwill

 Amortizable intangible assets consist of the following:

June 30, 2015
	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$417,598	$39,158	$378,439	7 - 15
Customer Contracts	611,119	92,818	518,301	10
Sensum+® License	234,545	38,227	196,318	10
Vesele® trademark	25,287	2,304	22,983	10
Novalere Mfg Contract	4,681,000	184,975	4,496,026	10
Total	$5,969,549	$357,482	$5,612,067

December 31, 2014

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$264,321	$23,671	$240,650	7 - 15
Customer Contracts	611,119	62,262	548,857	10
Sensum+® license	272,545	31,250	241,295	10
Vesele® trademark	25,287	717	24,570	10
Total	$1,173,272	$117,900	$1,055,372

		Accumulated		Useful Lives
	Amount	Amortization	Net Amount	(years)
Patents and trademarks	$264,321	$(23,671)	$240,650	7 - 14
Customer contracts	611,119	(62,262)	548,857	10
Sensum+™ (formally called CIRCUMserum™) license	272,545	(31,250)	241,295	10
Vesele trademark	25,287	(717)	24,570	8
Outstanding at December 31, 2014	1,173,272	(117,900)	1,055,372

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	As of June 30,
	2015	2014
Gross number of shares excluded:
Restricted Stock units	19,033,482	7,937,791
Stock options	134,000	62,000
Convertible Notes	2,281,128	825,000
Warrants	1,630,973	630,973
Total	23,079,583	9,455,764

	As of December 31
	2014	2013
Gross number of shares excluded:
Restricted stock units	8,270,239	6,300,000
Stock options	113,000	21,000
Convertible notes payable	2,115,195	2,378,287
Warrants	630,973	380,973
Total	11,129,407	9,080,260